Capital Structure, Financial Risk and Related Items (Tables)	12 Months Ended
Dec. 31, 2024
Capital Structure, Financial Risk and Related Items
Schedule of total marketable securities by currency

Percent	2024	2023

USD	76%	81%
DKK	15%	12%
EUR	8%	6%
GBP	1%	1%
Total at December 31	100%	100%

Schedule of maturity profile of our marketable securities

(DKK million)	2024	2023

Year of Maturity
2024	-	6,742
2025	5,000	3,717
2026	3,209	2,175
2027	2,314	232
2028	329	143
2029+	391	259
Total at December 31	11,243	13,268

Schedule of Financial Assets and Liabilities

		December 31,
(DKK million)	Note	2024	2023
Financial assets measured at fair value through profit or loss
Marketable securities	4.4	11,243	13,268
Other investments	3.4	228	134
Financial assets measured at amortized cost
Receivables excluding prepayments	3.6	6,386	4,768
Cash and cash equivalents		9,858	14,867
Financial liabilities measured at amortized cost
Lease liabilities	3.3	(1,029)	(770)
Other payables excluding provisions	3.8	(3,482)	(2,316)

		December 31,
		2024				2023
(DKK million)	Note	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets Measured at Fair Value
Marketable securities	4.4	11,243	-	-	11,243	13,268	-	-	13,268
Other investments	3.4	38	14	176	228	47	-	87	134

Schedule of level 3 reconciliation of assets

(DKK million)	Other Investments
Fair value at December 31, 2022	66
Acquisitions	30
Fair value changes	(9)
Fair value at December 31, 2023	87
Acquisitions	42
Fair value changes	43
Foreign currency changes	4
Fair value at December 31, 2024	176

Schedule of portfolio of marketable securities

	Market value	Share	Market value	Share
(DKK million)	2024	%	2023	%

USD portfolio
Corporate bonds	5,082	45%	6,039	46%
US government bonds and treasury bills	2,533	22%	3,247	24%
Commercial paper	191	2%	451	3%
Other	816	7%	1,003	8%
Total USD portfolio	8,622	76%	10,740	81%

DKK portfolio
Kingdom of Denmark bonds and treasury bills	429	4%	419	3%
Danish mortgage-backed securities	1,217	11%	1,170	9%
Total DKK portfolio	1,646	15%	1,589	12%

EUR portfolio
European government bonds and treasury bills	886	8%	858	6%

GBP portfolio
UK government bonds and treasury bills	89	1%	81	1%

Total portfolio at December 31	11,243	100%	13,268	100%

Marketable securities at December 31	11,243		13,268

Schedule of finance income and expenses

(DKK million)	2024	2023	2022

Financial income:
Interest and other financial income	995	982	324
Gain on marketable securities	364	495	92
Gain on other investments	146	72	58
Foreign exchange rate gain	2,933	391	2,715

Total financial income	4,438	1,940	3,189

Financial expenses:
Interest and other financial expenses	(120)	(70)	(39)
Loss on marketable securities	(147)	(176)	(453)
Loss on other investments	(116)	(98)	(355)
Foreign exchange rate loss	(1,594)	(1,280)	(1,664)

Total financial expenses	(1,977)	(1,624)	(2,511)

Net financial items	2,461	316	678

Schedule of marketable securities

	December 31,	December 31,	December 31,
	2024	2023	2022
USD/DKK Foreign Exchange Rates	7.1429	6.7447	6.9722
% Increase/(Decrease)	6%	(3)%	6%

Summary of RSUs activity

	Number of RSUs held by the Board of Directors	Number of RSUs held by the Executive Management	Number of RSUs held by employees	Number of RSUs held by former members of the Executive Management, Board of Directors and employees	Total RSUs	Weighted Average Fair Value - RSUs Granted - DKK	Total Fair Value of RSUs Granted - DKK million
Outstanding at January 1, 2022	10,965	89,043	293,031	12,952	405,991
Granted*	4,295	40,453	221,000	6,383	272,131	2,250.18	612
Settled	(3,420)	(17,165)	(67,945)	(12,847)	(101,377)
Transferred	(2,368)	-	(13,749)	16,117	-
Forfeited	(653)	-	(9,195)	(18,759)	(28,607)

Outstanding at December 31, 2022	8,819	112,331	423,142	3,846	548,138

Outstanding at January 1, 2023	8,819	112,331	423,142	3,846	548,138
Granted*	3,361	75,854	208,353	11,643	299,211	2,619.35	784
Settled	(1,880)	(35,773)	(54,871)	(9,805)	(102,329)
Transferred	-	12,918	(55,103)	42,185	-
Forfeited	-	(4,357)	(35)	(37,984)	(42,376)

Outstanding at December 31, 2023	10,300	160,973	521,486	9,885	702,644

Outstanding at January 1, 2024	10,300	160,973	521,486	9,885	702,644
Granted*	7,097	121,063	344,068	14,484	486,712	1,977.87	963
Settled	(3,367)	(35,320)	(112,663)	(12,465)	(163,815)
Transferred	-	(19,924)	(37,348)	57,272	-
Forfeited	-	(11,667)	(71)	(38,178)	(49,916)

Outstanding at December 31, 2024	14,030	215,125	715,472	30,998	975,625

Summary of warrants activity

	Number of warrants held by the Board of Directors	Number of warrants held by the Executive Management	Number of warrants held by employees	Number of warrants held by former members of the Executive Management, Board of Directors and employees	Total warrants	Weighted average exercise price - DKK	Weighted average share price at exercise date - DKK	Outstanding Warrants - % of Share Capital

Outstanding at January 1, 2022	10,658	159,634	739,000	59,159	968,451	1,501.49
Granted*	1,541	-	250,005	7,412	258,958	2,244.22
Exercised	(1,558)	(29,836)	(176,948)	(34,775)	(243,117)	1,154.95	2,815.33
Expired	-	-	-	-	-	-
Forfeited	-	-	(13,670)	(32,654)	(46,324)	2,029.00
Transfers	(8,721)	-	(25,373)	34,094	-	-

Outstanding at December 31, 2022	1,920	129,798	773,014	33,236	937,968	1,770.31		1%

Exercisable at year end	617	118,571	282,296	32,695	434,179	1,265.68
Exercisable warrants in the money at year end	617	118,571	282,296	32,695	434,179	1,265.68

Outstanding at January 1, 2023	1,920	129,798	773,014	33,236	937,968	1,770.31
Granted*	403	-	198,001	10,973	209,377	2,632.02
Exercised	-	(11,900)	(74,672)	(26,390)	(112,962)	1,341.40	2,657.76
Expired	-	-	(1,200)	(117)	(1,317)	1,225.18
Forfeited	-	-	(32)	(43,143)	(43,175)	2,274.50
Transfers	-	21,295	(103,396)	82,101	-	-

Outstanding at December 31, 2023	2,323	139,193	791,715	56,660	989,891	1,980.25		1%

Exercisable at year end	875	123,345	246,635	45,686	416,541	1,416.25
Exercisable warrants in the money at year end	617	123,345	192,945	43,632	360,539	1,272.37

Outstanding at January 1, 2024	2,323	139,193	791,715	56,660	989,891	1,980.25
Granted*	694	-	354,255	14,898	369,847	1,974.71
Exercised	-	(63,811)	(31,721)	(17,119)	(112,651)	1,143.29	1,877.19
Expired	-	-	(155)	(132)	(287)	1,032.00
Forfeited	-	-	(73)	(39,564)	(39,637)	2,300.10
Transfers	-	555	(53,903)	53,348	-	-
		.
Outstanding at December 31, 2024	3,017	75,937	1,060,118	68,091	1,207,163	2,046.38		2%

Exercisable at year end	1,226	63,405	321,099	60,686	446,416	1,759.86
Exercisable warrants in the money at year end	-	46,166	77,669	25,477	149,312	1,131.68

Schedule of Fair value of each warrant granted

Weighted average	2024	2023	2022
Fair value per warrant on grant date	639.67	924.10	664.08
Share price	1,974.71	2,632.02	2,244.22
Exercise price	1,974.71	2,632.02	2,244.22
Expected dividend yield	0%	0%	0%
Expected stock price volatility	32.3%	35.3%	33.5%
Risk-free interest rate	2.26%	2.48%	0.15%
Expected life of warrants	5 years	5 years	5 years

Total Fair Value of Amounts Granted	2024	2023	2022
Total fair value of warrants granted	DKK 237 million	DKK 193 million	DKK 172 million

Schedule of warrants issued and reissued during the period

	March 13, 2024	April 13, 2021	March 29, 2019
	Authorization	Authorization	Authorization
Warrants issued	-	585,692	500,000
Warrants reissued	-	41,143	81,684
Warrants available for issue	750,000	164,308	-
Warrants available for reissue	-	4,550	-

Schedule of changes in share capital

	Number of shares	Share capital	Share Price Ranges[1]
		(DKK million)

December 31, 2021	65,718,456	65.7

Exercise of warrants	243,117	0.3	DKK 466.20 to DKK 1,615.00

December 31, 2022	65,961,573	66.0

Exercise of warrants	112,962	0.1	DKK 815.50 to DKK 1,948.00

December 31, 2023	66,074,535	66.1

Exercise of warrants	112,651	0.1	DKK 962.00 to DKK 1,615.00

December 31, 2024	66,187,186	66.2

Schedule Of treasury shares

	Number of shares	Share capital	Proportion of share capital	Cost
		(DKK million)%		(DKK million)

Shareholding at December 31, 2021	288,325	0.3	0.4	550

Purchase of treasury shares	370,000	0.4	0.6	908
Shares used for funding RSU program	(68,377)	(0.1)	(0.1)	(80)

Shareholding at December 31, 2022	589,948	0.6	0.9	1,378

Purchase of treasury shares	220,000	0.2	0.3	564
Shares used for funding RSU program	(65,778)	(0.1)	(0.1)	(126)

Shareholding at December 31, 2023	744,170	0.7	1.1	1,816

Purchase of treasury shares	2,011,853	2.0	3.0	3,879
Shares used for funding RSU program	(109,016)	(0.1)	(0.1)	(246)

Shareholding at December 31, 2024	2,647,007	2.6	4.0	5,449

Schedule of share repurchases

	2024 Authorization	2023 Authorization	2021 Authorization
Number of shares authorized for repurchase[1]	3,500,000	500,000	500,000
Actual shares repurchased under authorization	1,821,853	—	450,000
Shares available for repurchase as of December 31, 2024	1,678,147	500,000	50,000

[1] Nominal value of DKK 3,500,000 for 2024, and DKK 500,000 for 2023 and 2021 Authorizations